Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation
Basis of Preparation

2. Basis of Preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were authorized for issue by the Company’s Management Board and its Senior Management on March 13, 2024.

(b) Basis of measurement

The financial statements have been prepared on the historical cost basis except for financial instruments and share-based payment obligations which have been based on fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(c) Functional and presentation currency

These consolidated financial statements are presented in Euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(d) Going concern

The management board of ProQR has, upon preparing and finalizing the 2023 financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these financial statements. Management has not identified significant going concern risks.

The financial statements of the Company have been prepared on the basis of the going concern assumption based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget.

(e) Use of critical estimates and judgements

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about assumptions and estimation uncertainties that may have a significant risk of resulting in a material adjustment is included below:

(i) Revenue recognition for the Eli Lilly research and collaboration agreement

a. Identification of the performance obligation
Note 17 to the financial statements included elsewhere in this Annual Report describes the Company’s original research and collaboration agreement with Eli Lilly and Company, and the amended and restated research and collaboration agreement (collectively, the “Collaboration agreement”). Under the Collaboration agreement, ProQR provides Eli Lilly with a license (with a right to sub-license) to exploit compounds resulting from the collaboration. A significant amount of judgement is required to determine whether the license is distinct from the other promises in the contract. The license was concluded not to be distinct from the other promises in the contract based on the following considerations:

●	the license has no stand-alone value to Eli Lilly without the Company being involved in the research and development collaboration, and;
●	there are significant interdependencies between the license and the research and development services to be provided by the Company.

b. Determining the timing of satisfaction of performance obligations

Under the Collaboration agreement, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As our estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods. Our total deferred revenue balance related to this Eli Lilly performance obligation amounts to € 64,739,000 at December 31, 2023 (2022: € 71,209,000).

c. Determining the transaction price

The Company applied judgement to determine whether the equity investments made by Eli Lilly in ProQR are part of the transaction price for the Collaboration agreement. The Company concluded that the differences between the prices that Eli Lilly paid for the shares and the ProQR stock closing prices on the days of entering into the equity investment agreements arose because of the Company’s existing obligations to deliver research and development services to Eli Lilly under the terms of the Collaboration agreement. Therefore, the above differences between the closing share prices on the agreement effective dates and the equity investment prices paid by Lilly are considered to be part of the transaction price of the contract and are initially allocated to deferred revenue.

The contract also includes variable consideration, but no variable consideration was included in the transaction price, as it is not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

(ii) Research and development expenditures

Research expenditures are reflected in the income statement. Development expenses are currently also reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

(f) Changes in accounting policies

The following standards, amendments to standards and interpretations became effective for annual reporting periods beginning on or after January 1, 2023:

●	IFRS 17 Insurance contracts: This standard is aimed at reporting entities who are insurers.
●	IAS 12 Income taxes: Amendments clarifying how companies account for deferred tax on transactions such as leases and decommissioning obligations.
●	IAS 8: Accounting policies, changes in accounting estimates and errors: Amendments enabling entities to distinguish between accounting policies and accounting estimates.
●	IAS 1 Presentation of financial statements: Amendments clarifying which accounting policies and accounting estimates preparers need to disclose.
●	IFRS 16 Leases: Amendments relating to sale and leaseback transactions.

In Note 23. Income taxes, we disclosed the impact of the amendments to IAS 12. None of the other new standards, amendments to standards and interpretations had a material impact on our financial statements. No changes in accounting policies occurred in 2023.